Risk management and financial instruments - Interest Rate Risk (Details) - USD ($) $ in Millions	Jun. 30, 2019	Apr. 10, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal outstanding	$ 6,765		$ 7,086
Principal outstanding	5,296
Hedging instruments	4,500
Net exposure	338
Impact of 1% increase in rates	27
Secured debt | Secured credit facilities
Debt Instrument [Line Items]
Principal outstanding	5,662		5,662
Hedging instruments	4,500
Net exposure	1,162
Impact of 1% increase in rates	36
Secured debt | Credit facilities contained within variable interest entities
Debt Instrument [Line Items]
Principal outstanding	645		655
Net exposure	645
Impact of 1% increase in rates	6
Secured debt | New Secured Notes
Debt Instrument [Line Items]
Principal outstanding	458	$ 311	$ 769
Impact of 1% increase in rates	0
Total floating rate debt obligations
Debt Instrument [Line Items]
Principal outstanding	6,307
Hedging instruments	4,500
Net exposure	1,807
Impact of 1% increase in rates	42
Less: Cash and Restricted Cash
Debt Instrument [Line Items]
Principal outstanding	1,469
Net exposure	1,469
Impact of 1% increase in rates	$ 15